Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	9 Months Ended
	Sep. 14, 2020	Jan. 10, 2017	May 01, 2016	Sep. 16, 2020	Sep. 30, 2021	Sep. 30, 2020
Shareholders' Equity (Details) [Line Items]
Aggregate net proceeds				$ 161,981
Unrecognized compensation expense					$ 2,069
Weighted average vesting period					1 year 11 months 12 days
Ordinary shares available for future grant (in Shares)					4,111,196
Exercise price (in Dollars per share)	$ 59.26
Vasting payments	$ 5,000		$ 5,000
Class of warrant exercisable (in Shares)				2,162,463
Ordinary shares received exercise (in Shares)				1,689,942
Additional warrants to purchase	3,401,028
Purchased products and services	$ 400,000
Warrants are exercisable					$ 427,559
Recognized reduction revenues					$ 17,568	$ 3,564
Master Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Warrants to purchase ordinary shares (in Shares)		2,932,176
Exercise price (in Dollars per share)		$ 13.04
Payments for purchased products and services			$ 150,000
Class of warrant exercisable (in Shares)					769,713
Restricted Stock Units (RSUs) [Member]
Shareholders' Equity (Details) [Line Items]
Unrecognized compensation expense					$ 39,023
Weighted average vesting period					2 years 10 months 6 days
Weighted average fair value of options granted (in Dollars per share)					$ 108.9
Options exercisable, description					The Company's Board of Directors has approved Equity Incentive Plans pursuant to which the Company is authorized to issue to employees, directors and officers of the Company and its subsidiaries (the "optionees") options to purchase ordinary shares of NIS 0.01 par value each, at an exercise price equal to at least the fair market value of the ordinary shares at the date of grant. 25% of total options are exercisable one year after the date determined for each optionee and a further 6.25% become exercisable at the end of each subsequent three-month period over the following 3 years. Under the Equity Incentive Plans, beginning in 2017, the Company grants Restricted Stock Units (“RSUs”). The RSUs generally vest over a period of four years of employment. Options and RSUs that have vested are exercisable for up to 10 years from the grant date of the options or RSU to each employee. Options and RSUs that are cancelled or forfeited before expiration become available for future grants.
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares sold (in Shares)				2,999,999
Net proceeds from offering				$ 1,689,942